ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE
4.	ACCOUNTS RECEIVABLE

	December 31,
	2013	2014

Accounts receivables	$48,575,436	$54,096,532
Less: Allowance for doubtful accounts	(9,510,186)	(17,169,851)
	$39,065,250	$36,926,681

Movements in allowance for doubtful accounts

	December 31,
	2013	2014

Balance at beginning of the year	$9,414,581	$9,510,186
Foreign exchange adjustment	290,626	(37,459)
Allowance for (reversal of) doubtful accounts	(169,731)	7,697,124
Amounts written off as uncollectible	(25,290)	-
	$9,510,186	$17,169,851

Account receivables of $38.3 million and $36.7 million are pledged to secure the CCB Facility (as defined in Note 12) as at December 31, 2013 and 2014, respectively.

As at December 31, 2013 and 2014, the Group had billed account receivables of $33,139,714 and $46,395,173, respectively, and unbilled account receivables of $15,435,722 and $7,701,359, respectively. Unbilled account receivables represent amounts earned under advertising contracts in progress but not billable at December 31, 2013 and 2014. These amounts become billable according to contract term. The Group anticipates that substantially all of such unbilled amounts will be billed and collected within twelve months of the balance sheet date.